Supplement dated March 14, 2011
to the Class P Prospectus
for Principal Funds, Inc.
dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

Delete the Average Annual Operating Expenses table on page 32 and substitute:

Estimated for the year ended October 31, 2011			Class P
Management Fees			0.79%
Other Expenses			0.28%
Total Annual Fund Operating Expenses			1.07%
Fee Waiver			0.08%
Total Annual Fund Operating Expenses After Fee Waiver			0.99%

Delete the Example table on page 32 and substitute:

	1 year	3 years
Class P	$101	$331

MIDCAP BLEND FUND

Delete the Average Annual Total Returns table on page 14 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2010		1 Year	5 Years	10 Years
Class P Return Before Taxes		23.16%	5.81%	6.86%
Class P Return After Taxes on Distributions		22.24%	4.79%	6.12%
Class P Return After Taxes on Distribution and Sale of Fund Shares		16.25%	4.84%	5.89%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)		25.48%	4.66%	6.54%